Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0001061736
Registrant Name	MEXICAN ECONOMIC DEVELOPMENT INC
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A